Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Overlay Shares Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Core Bond ETF
Class Name	Overlay Shares Core Bond ETF
Trading Symbol	OVB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovb. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Core Bond ETF	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Core Bond ETF outperformed the Bloomberg US Aggregate Bond Index, gaining 10.33% on an NAV basis compared to 7.30% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Core Bond ETF NAV	10.33	1.09
Overlay Shares Core Bond ETF Market	10.26	1.09
Bloomberg US Aggregate Bond Index	7.30	0.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovb for more recent performance information. Visit https://lsfunds.com/ovb for more recent performance information.
Net Assets	$ 48,838,103
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 348,916
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$48,838,103
Number of Holdings	10
Net Advisory Fee	$348,916
Portfolio Turnover	11%
30-Day SEC Yield	2.70%
Distribution Yield	5.23%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares Core U.S. Aggregate Bond ETF	99.6%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%

Updated Prospectus Web Address	https://lsfunds.com/ovb
Overlay Shares Foreign Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Foreign Equity ETF
Class Name	Overlay Shares Foreign Equity ETF
Trading Symbol	OVF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovf. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Foreign Equity ETF	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2024, the Fund outperformed its benchmark, the MSCI All Country World Index ex US, gaining 21.15% on an NAV basis compared to 18.21% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Foreign Equity ETF NAV	21.15	5.19
Overlay Shares Foreign Equity ETF Market	20.90	5.17
MSCI AC WORLD INDEX ex USA Net (USD)	18.21	7.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovf for more recent performance information. Visit https://lsfunds.com/ovf for more recent performance information.
Net Assets	$ 18,620,033
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 124,635
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$18,620,033
Number of Holdings	11
Net Advisory Fee	$124,635
Portfolio Turnover	12%
30-Day SEC Yield	2.23%
Distribution Yield	4.27%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares Core MSCI EAFE ETF	80.2%
iShares Core MSCI Emerging Markets ETF	19.4%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%

Updated Prospectus Web Address	https://lsfunds.com/ovf
Overlay Shares Hedged Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Hedged Large Cap Equity ETF
Class Name	Overlay Shares Hedged Large Cap Equity ETF
Trading Symbol	OVLH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovlh. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovlh
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Hedged Large Cap Equity ETF	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024,  the Overlay Shares Hedged Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 19.37% on an NAV basis compared to 27.14% for the Index. The underperformance was driven by the hedging costs for the downside protection maintained in the portfolio. While the protection helped to smooth returns and lessen drawdowns, they caused on drag on performance for the full year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Hedged Large Cap Equity ETF NAV	19.37	8.67
Overlay Shares Hedged Large Cap Equity ETF Market	19.33	8.68
S&P 500 Index TR	27.14	13.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovlh for more recent performance information. Visit https://lsfunds.com/ovlh for more recent performance information.
Net Assets	$ 22,858,726
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 415,582
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$22,858,726
Number of Holdings	7
Net Advisory Fee	$415,582
Portfolio Turnover	21%
30-Day SEC Yield	0.60%
Distribution Yield	0.73%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	97.4%
S&P 500 Index Option	2.4%
First American Government Obligations Fund	0.2%

Updated Prospectus Web Address	https://lsfunds.com/ovlh
Overlay Shares Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Large Cap Equity ETF
Class Name	Overlay Shares Large Cap Equity ETF
Trading Symbol	OVL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovl. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Large Cap Equity ETF	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Large Cap Equity ETF outperformed the S&P 500 Index TR, gaining 30.25% on an NAV basis compared to 27.14% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Large Cap Equity ETF NAV	30.25	16.60
Overlay Shares Large Cap Equity ETF Market	30.24	16.61
S&P 500 Index TR	27.14	15.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovl for more recent performance information. Visit https://lsfunds.com/ovl for more recent performance information.
Net Assets	$ 181,317,382
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 1,120,947
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$181,317,382
Number of Holdings	10
Net Advisory Fee	$1,120,947
Portfolio Turnover	11%
30-Day SEC Yield	0.61%
Distribution Yield	2.91%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	99.7%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%

Updated Prospectus Web Address	https://lsfunds.com/ovl
Overlay Shares Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Municipal Bond ETF
Class Name	Overlay Shares Municipal Bond ETF
Trading Symbol	OVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovm. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Municipal Bond ETF	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Municipal Bond ETF outperformed the Bloomberg Municipal Bond Index, gaining 8.05% on an NAV basis compared to 6.09% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Municipal Bond ETF NAV	8.05	2.17
Overlay Shares Municipal Bond ETF Market	8.12	2.18
Bloomberg U.S. Aggregate Bond Index	7.30	0.07
Bloomberg Municipal Bond Index	6.09	1.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovm for more recent performance information. Visit https://lsfunds.com/ovm for more recent performance information.
Net Assets	$ 22,910,572
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 134,662
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$22,910,572
Number of Holdings	10
Net Advisory Fee	$134,662
Portfolio Turnover	12%
30-Day SEC Yield	1.91%
Distribution Yield	4.68%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares National Muni Bond ETF	99.6%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%

Updated Prospectus Web Address	https://lsfunds.com/ovm
Overlay Shares Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Short Term Bond ETF
Class Name	Overlay Shares Short Term Bond ETF
Trading Symbol	OVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovt. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Short Term Bond ETF	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2024, the Overlay Shares Short Term Bond ETF outperformed the Bloomberg US Corporate 1-5 Years Index, gaining 11.23% on an NAV basis compared to 8.02% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Short Term Bond ETF NAV	11.23	1.80
Overlay Shares Short Term Bond ETF Market	11.28	1.79
Bloomberg U.S. Aggregate Bond Index	7.30	-1.69
Bloomberg U.S. Corporate 1-5 years Index	8.02	1.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovt for more recent performance information. Visit https://lsfunds.com/ovt for more recent performance information.
Net Assets	$ 43,586,060
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 411,444
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$43,586,060
Number of Holdings	10
Net Advisory Fee	$411,444
Portfolio Turnover	13%
30-Day SEC Yield	2.89%
Distribution Yield	5.67%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard Short-Term Corporate Bond ETF	99.6%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%

Updated Prospectus Web Address	https://lsfunds.com/ovt
Overlay Shares Small Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Small Cap Equity ETF
Class Name	Overlay Shares Small Cap Equity ETF
Trading Symbol	OVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovs. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Small Cap Equity ETF	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Small Cap Equity ETF outperformed the S&P 600 Small Cap TR Index, gaining 20.16% on an NAV basis compared to 17.31% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Small Cap Equity ETF NAV	20.16	10.97
Overlay Shares Small Cap Equity ETF Market	20.10	10.97
S&P 500 Index TR	27.14	15.76
S&P SmallCap 600 Index TR	17.31	10.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovs for more recent performance information. Visit https://lsfunds.com/ovs for more recent performance information.
Net Assets	$ 12,182,404
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 72,137
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,182,404
Number of Holdings	10
Net Advisory Fee	$72,137
Portfolio Turnover	9%
30-Day SEC Yield	0.57%
Distribution Yield	3.02%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares Core S&P Small-Cap ETF	99.6%
First American Government Obligations Fund	0.0%
S&P 500 Index Option	-0.2%

Updated Prospectus Web Address	https://lsfunds.com/ovs